OPTIONS - Options outstanding by ASX code (Details)	Jun. 30, 2018 AUD ($) Y Option	Jun. 30, 2017 AUD ($) Y Option	Jun. 30, 2016 AUD ($) Option
OPTIONS
Balance at the end of the financial year (in shares) | Option	55,102,778	75,102,778
Exercisable at the end of the financial year (in shares) | Option	48,102,778	36,234,722
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $	$ 0.016	$ 0.016
Weighted average exercise price of options, exercisable at the end of the financial year (AUD/share) | $	$ 0.017	$ 0.017
Weighted average remaining contractual life of options outstanding (in years) | Y	1.94	3.28
Unlisted employee options
OPTIONS
Balance at the end of the financial year (in shares) | Option	34,736,111	54,736,111	33,486,111
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $	$ 0.017	$ 0.016	$ 0.022
GTGAD (expiring September 14, 2020)
OPTIONS
Balance at the end of the financial year (in shares) | Option		250,000
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $		$ 0.058
GTGAD (expiring November 24, 2020)
OPTIONS
Balance at the end of the financial year (in shares) | Option	19,236,111	24,236,111
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $	$ 0.020	$ 0.020
GTGAD (expiring March 31, 2021)
OPTIONS
Balance at the end of the financial year (in shares) | Option	5,000,000	7,500,000
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $	$ 0.020	$ 0.020
GTGAD (expiring February 16, 2022)
OPTIONS
Balance at the end of the financial year (in shares) | Option	10,500,000	22,750,000
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $	$ 0.010	$ 0.010
Unlisted options attached to convertible notes
OPTIONS
Balance at the end of the financial year (in shares) | Option	20,366,667	20,366,667
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $	$ 0.015	$ 0.015
GTGAC (expiring December 2, 2018)
OPTIONS
Balance at the end of the financial year (in shares) | Option	20,366,667	20,366,667
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $	$ 0.015	$ 0.015